N-2	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key	0001411579
Amendment Flag	false
Securities Act File Number	001-33892
Document Type	8-K
Entity Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Entity Address, Address Line One	One AMC Way
Entity Address, Address Line Two	11500 Ash Street
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	213-2000
Entity Emerging Growth Company	false